Commitments and Contingencies - Schedule of Unconditional Purchase Obligations (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Unconditional purchase obligations, rolling maturity
2015	$ 55,828
2016	28,520
2017	26,973
2018	26,163
2019	26,163
Thereafter	95,258
Total	$ 258,905